Expense Example	Dec. 31, 2025 USD ($)
VIF - Discovery Portfolio - Class I | VIF Discovery Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,359
VIF - Discovery Portfolio - Class II | VIF Discovery Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	724
Expense Example, with Redemption, 10 Years	1,629
VIF - Emerging Markets Debt Portfolio - Class I | VIF Emerging Markets Debt Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	724
Expense Example, with Redemption, 10 Years	1,623
VIF - Emerging Markets Debt Portfolio - Class II | VIF Emerging Markets Debt Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	837
Expense Example, with Redemption, 10 Years	1,882
VIF - Emerging Markets Equity Portfolio - Class I | VIF Emerging Markets Equity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	1,543
VIF - Emerging Markets Equity Portfolio - Class II | VIF Emerging Markets Equity Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	1,804
VIF - Global Strategist Portfolio - Class I | VIF Global Strategist Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	891
Expense Example, with Redemption, 10 Years	2,042
VIF - Global Strategist Portfolio - Class II | VIF Global Strategist Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	2,295
VIF - Growth Portfolio - Class I | VIF Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	935
VIF - Growth Portfolio - Class II | VIF Growth Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	$ 1,230